TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Schedule of Composition of Trade Receivables

	New Israeli Shekels
	December 31,
	2020	2021
	In millions
Trade (current and non-current)	963	965
Deferred interest income (note 2(n))	(23)	(21)
Allowance for credit loss	(148)	(128)
	792	816
Current	560	571
Non – current	232	245

Schedule of Allowance for Doubtful Accounts

The changes in the allowance for credit losses for the years ended December 31, 2019, 2020 and 2021 are as follows:

	New Israeli Shekels
	Year ended
	2019	2020	2021
	In millions
Balance at beginning of year	188	162	148
Receivables written-off during the year as uncollectible	(44)	(37)	(29)
Credit losses	18	23	9
Balance at end of year	162	148	128

Schedule of Aging of Gross Trade Receivables

The aging of gross trade receivables and their respective allowance for credit losses as at December 31, 2020 and 2021 were as follows:

	New Israeli Shekels			New Israeli Shekels
	December 31, 2020			December 31, 2021
	In millions			In millions
	Average expected loss rate	Gross	Allowance	Average expected loss rate	Gross	Allowance
Not passed due	5%	831	45	5%	861	46
Less than one year	59%	60	36	62%	53	33
More than one year	94%	72	67	96%	51	49
		963	148		965	128